FAIR VALUE MEASUREMENTS (Schedule Of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of embedded derivatives	$ 5,707	[1]	$ 4,037
Fair value of exchange option within second research and development arrangement			1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)		113
Fair value of embedded derivatives	4,394	[1]	5,707 [1]
Cash consideration included in research and development funding arrangements	$ 399		$ 443

[1]	The balance amount of the research and development funding arrangements includes also a cash consideration of $ 399 and $ 443 as of June 30, 2012 and December 31, 2011, respectively.